Average Annual Total Returns - NVIT Blueprint Aggressive Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Morningstar® Aggressive Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Aggressive Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Aggressive Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	12.74%	10.19%	8.97%	12.56%	10.08%	8.86%	13.23%	12.19%	9.76%